Credit impairment charges/(releases) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of credit impairment charges and other provisions

	2024			2023			2022
	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total[2,3]	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost[4]	2,115	(94)	2,021	2,017	(73)	1,944	1,428	(263)	1,165
Off-balance sheet loan commitments and financial guarantee contracts	(46)	—	(46)	(61)	—	(61)	18	—	18
Total	2,069	(94)	1,975	1,956	(73)	1,883	1,446	(263)	1,183
Cash collateral and settlement balances	(3)	—	(3)	4	—	4	28	—	28
Financial instruments at fair value	1	—	1	(1)	—	(1)	9	—	9
Reverse Repo	8	—	8	—	—	—	—	—	—
Other financial asset measured at cost	1	—	1	(5)	—	(5)	—	—	—
Credit impairment charges /(releases)	2,076	(94)	1,982	1,954	(73)	1,881	1,483	(263)	1,220
Notes:
1Recoveries and reimbursements include £15m (2023: £29m, 2022: £199m) for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £79m (2023: £44m, 2022: £64m).
2Includes net impairment charge relating to portfolios classified as held for sale. These include a co-branded card portfolio £160m within USCB and German Consumer Finance business
£74m.
3Includes net impairment charge of £209m on the acquisition of Tesco Bank.
4Includes Debt securities measured at amortised cost.